Customer Accounts (Tables)	12 Months Ended
Dec. 31, 2024
Customer Accounts Disclosure [Abstract]
Summary of Customer Accounts

	2023	2024
Individuals
Term deposits	4,316,825	5,328,125
Current accounts	826,328	921,913
Total due to individuals	5,143,153	6,250,038

Corporate customers
Term deposits	44,233	106,010
Current accounts	254,070	205,902

Total due to corporate customers	298,303	311,912

Total customer accounts	5,441,456	6,561,950